RECONCILIATION OF FINANCIAL STATEMENTS AND FORM 5500 - Reconciliation of Net Assets Available for Benefit (Details) - EBP 004 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Net assets available for benefits as reported in financial statements	$ 12,749,176,127	$ 11,685,159,613
Loans deemed as distribution for financial statements reporting purposes	0	24,587,250
Deemed distributions during the year for Form 5500 purposes	0	(24,225,939)
Net assets available for benefits as reported in Form 5500	$ 12,749,176,127	$ 11,685,520,924